UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-07359

650 High Income Fund, Inc.

(Exact name of registrant as specified in Charter)

650 Madison Avenue, 19th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Clifford E. Lai, President, 650 Madison Avenue, 19th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-558-2000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 4.9%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B [7]	6.00%	11/25/32	$400	$37,144
Mid-State Trust
Series 2004-1, Class B	8.90	08/15/37	1,508	1,507,348
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B [1,5,6,7]	7.00	12/27/34	467	47
Series 2003-5, Class A [1,5,6,7]	7.35	06/27/33	24	2
Series 2003-3, Class A [1,5,7]	7.75	04/27/33	59	—
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B [1,3,5,7,8]	6.00/6.50	11/25/33	245	20,692
Series 2004-3, Class B [1,3,5,7]	6.00	04/25/34	135	10,704

Total ASSET-BACKED SECURITIES
(Cost - $2,837,847)				1,575,937

COMMERCIAL MORTGAGE-BACKED SECURITIES - 72.6%
Commercial Mortgage-Backed Securities - 69.0%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class F [1,2,5]	5.22	12/10/42	1,889	865,603
Series 2007-2, Class L [1,5]	5.37	04/10/49	1,144	45,752
Series 2007-2, Class M [1,5]	5.37	04/10/49	525	5,251
Series 2007-2, Class N [1,5]	5.37	04/10/49	1,768	—
Series 2007-2, Class O [1,5]	5.37	04/10/49	672	—
Series 2007-2, Class P [1,5]	5.37	04/10/49	638	—
Series 2007-2, Class Q [1,5]	5.37	04/10/49	2,365	—
Series 2007-2, Class S [1,5]	5.37	04/10/49	7,922	—
Series 2006-2, Class J [1,5]	5.48	05/10/45	667	37,308
Series 2006-2, Class K [1,5]	5.48	05/10/45	1,047	52,147
Series 2006-2, Class L [1,5]	5.48	05/10/45	1,202	36,059
Series 2006-2, Class M [1,5]	5.48	05/10/45	786	7,857
Series 2006-2, Class N [1,5]	5.48	05/10/45	1,571	—
Series 2006-2, Class O [1,5]	5.48	05/10/45	1,537	—
Series 2006-2, Class P [1,5]	5.48	05/10/45	6,556	—
Series 2007-2, Class K [1,2,5]	5.70	04/10/49	2,727	160,810
Series 2002-PB2, Class K [1,5]	6.29	06/11/35	1,511	1,275,978
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L [1,5]	4.66	09/11/42	3,777	41,551
Series 2006-PW13, Class J [1,5]	5.26	09/11/41	2,406	243,596
Series 2006-PW13, Class K [1,5]	5.26	09/11/41	302	27,864
Series 2006-PW13, Class L [1,5]	5.26	09/11/41	2,012	170,725
Series 2006-PW13, Class M [1,5]	5.26	09/11/41	1,644	117,075
Series 2006-PW13, Class N [1,5]	5.26	09/11/41	980	57,089
Series 2006-PW13, Class O [1,5]	5.26	09/11/41	1,641	32,816
Series 2006-PW13, Class P [1,5]	5.26	09/11/41	8,145	81,453
Series 2004-PWR6, Class F [1,2,5]	5.44	11/11/41	1,700	490,763
Series 2004-PWR5, Class F [1,2,5]	5.48	07/11/42	2,644	1,172,922
Series 1999-C1, Class J [1,5,6]	5.64	02/14/31	1,173	96,298
Series 2007-PW16, Class AM [2]	5.72	06/11/40	4,000	3,481,088
CD 2006 CD2
Series 2006-CD2, Class K [1,5]	5.09	01/15/46	1,233	12,330
Series 2006-CD2, Class L [1,5]	5.09	01/15/46	881	—
Series 2006-CD6, Class M [1,5]	5.09	01/15/46	1,496	—
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G [1,2,5]	5.22	07/15/44	3,777	1,279,186
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L [1,5]	5.06	12/10/46	1,667	12,506
Series 2006-C8, Class M [1,5]	5.06	12/10/46	1,667	8,337
Series 2006-C8, Class N [1,5]	5.06	12/10/46	416	1,041
Series 2007-C9, Class L [1,5]	5.24	12/10/49	3,171	197,795
Series 2007-C9, Class M [1,5]	5.24	12/10/49	1,244	76,858
Series 2007-C9, Class N [1,5]	5.24	12/10/49	1,343	82,170
Series 2007-C9, Class O [1,5]	5.24	12/10/49	1,142	54,152
Series 2007-C9, Class P [1,5]	5.24	12/10/49	1,926	78,590
Series 2007-C9, Class Q [1,5]	5.24	12/10/49	1,154	28,840
Series 2007-C9, Class S [1,5]	5.24	12/10/49	8,177	81,772
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J [1,5]	4.23	05/15/38	907	299,178
Series 2004-C3, Class J [1,5]	4.78	07/15/36	208	3,828

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-C1, Class L [1,5]	5.24%	02/15/39	$1,297	$94,985
Series 2006-C1, Class M [1,5]	5.24	02/15/39	907	60,171
Series 2006-C1, Class N [1,5]	5.24	02/15/39	973	53,891
Series 2006-C1, Class O [1,5]	5.24	02/15/39	324	17,058
Series 2006-C1, Class P [1,5]	5.24	02/15/39	325	12,811
Series 2006-C1, Class Q [1,5]	5.24	02/15/39	648	23,080
Series 2006-C1, Class S [1,5]	5.24	02/15/39	2,713	53,807
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	471	7,061
Series 2006-C4, Class M [1,5]	5.15	09/15/39	759	6,447
Series 2006-C4, Class N [1,5]	5.15	09/15/39	1,223	9,173
Series 2006-C4, Class O [1,5]	5.15	09/15/39	1,207	7,842
Series 2006-C4, Class P [1,5]	5.15	09/15/39	1,817	9,084
Series 2006-C4, Class Q [1,5]	5.15	09/15/39	2,412	6,030
Series 2006-C4, Class S [1,5]	5.15	09/15/39	10,929	1,093
Series 2007-C2, Class A3	5.54	01/15/49	53	50,031
Series 2006-C3, Class A3 [2]	5.82	06/15/38	1,300	1,341,688
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class A3	5.34	05/15/47	2,100	2,071,039
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class K [1,5]	5.08	01/12/37	1,228	49,108
Series 2003-C1, Class L [1,5]	5.08	01/12/37	907	27,198
Series 2005-LDP5, Class J [1,2,5]	5.35	12/15/44	3,400	995,206
Series 2007-LD11, Class K [1,2,5]	5.82	06/15/49	4,154	41,543
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G [1,2,5]	5.15	02/15/40	3,238	1,258,844
Series 2002-C2, Class M [1,5]	5.68	07/15/35	680	269,428
Series 2002-C2, Class N [1,5]	5.68	07/15/35	1,096	415,492
Series 2001-C7, Class L [1,5]	5.87	11/15/33	2,492	1,288,579
LNR CDO Limited
Series 2007-1A, Class F [1,2,5]	1.71	12/26/49	2,833	—
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J [1,5]	5.70	07/12/34	1,734	752,670
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J [1,5]	5.53	10/15/42	613	15,313
Series 2006-IQ11, Class K [1,5]	5.53	10/15/42	443	4,428
Series 2006-IQ11, Class L [1,5]	5.53	10/15/42	499	2,493
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J [1,5]	4.70	04/15/42	943	66,236
Series 2005-C18, Class K [1,5]	4.70	04/15/42	1,258	45,511
Series 2005-C18, Class L [1,5]	4.70	04/15/42	602	6,024
Series 2005-C18, Class M [1,5]	4.70	04/15/42	402	2,008
Series 2005-C18, Class N [1,5]	4.70	04/15/42	489	1,224
Series 2002-C2, Class L [1,5]	4.94	11/15/34	1,385	816,700
Series 2002-C2, Class M [1,5]	4.94	11/15/34	810	339,468
Series 2002-C2, Class N [1,5]	4.94	11/15/34	709	247,675
Series 2002-C2, Class O [1,5]	4.94	11/15/34	571	186,034
Series 2002-C2, Class P [1,5]	4.94	11/15/34	7,588	641,466
Series 2006-C29, Class K [1,5]	5.07	11/15/48	1,057	42,773
Series 2006-C29, Class L [1,5]	5.07	11/15/48	704	26,820
Series 2006-C29, Class M [1,5]	5.07	11/15/48	670	13,402
Series 2006-C29, Class N [1,5]	5.07	11/15/48	865	12,977
Series 2006-C29, Class O [1,5]	5.07	11/15/48	1,862	18,615
Series 2006-C29, Class P [1,5]	5.07	11/15/48	1,894	9,470
Series 2006-C29, Class Q [1,5]	5.07	11/15/48	8,525	21,312
Series 2007-C31, Class L [1,5]	5.13	04/15/47	2,554	102,666
Series 2007-C31, Class M [1,5]	5.13	04/15/47	551	20,482
Series 2007-C31, Class N [1,5]	5.13	04/15/47	2,146	43,416
Series 2007-C31, Class O [1,5]	5.13	04/15/47	1,243	21,749
Series 2007-C31, Class P [1,5]	5.13	04/15/47	1,250	18,744
Series 2007-C31, Class Q [1,5]	5.13	04/15/47	1,250	15,620
Series 2007-C31, Class S [1,5]	5.13	04/15/47	710	7,102
Series 2007-C31, Class T [1,5]	5.13	04/15/47	1,428	7,140
Series 2007-C31, Class U [1,5]	5.13	04/15/47	5,555	555

Total Commercial Mortgage-Backed Securities
(Cost - $131,474,146)				22,397,370

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Loans Receivable Investments - 3.6%
PNC Corp. Center B Note [1,6]	8.85	03/11/17	$2,350	$1,184,400

Total Loans Receivable Investments
(Cost - $2,388,352)				1,184,400

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $133,862,498)				23,581,770

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.2%
Subordinated Collateralized Mortgage Obligations - 5.2%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00%	03/25/18	173	87,391
Series 2003-4, Class B5	5.00	03/25/18	65	24,276
Series 2003-4, Class B6	5.00	03/25/18	174	33,489
Series 2003-5, Class B4 [2]	5.37	04/25/33	269	210,622
Series 2003-5, Class B5 [2]	5.37	04/25/33	179	139,903
Series 2003-5, Class B6 [2,6]	5.37	04/25/33	269	167,871
Harborview Mortgage Loan Trust
Series 2005-1, Class B4 [1,2,4,5]	2.01	03/19/35	282	2,557
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00	04/25/18	83	58,093
Series 2003-S6, Class B2	5.00	04/25/18	55	36,721
Series 2003-S6, Class B3	5.00	04/25/18	83	17,887
Resix Financial Limited
Series 2004-A, Class B8 [1,2,5]	5.25	02/10/36	507	197,818
Series 2005-A, Class B9 [1,2,5]	6.00	03/10/37	944	61,632
Series 2005-D, Class B9 [1,2,5]	8.25	12/15/37	2,064	139,326
Series 2005-A, Class B10 [1,2,5]	8.75	03/10/37	736	42,083
Series 2005-D, Class B10 [1,2,5]	9.75	12/15/37	1,032	61,922
Series 2005-D, Class B11 [1,2,5]	11.75	12/15/37	1,376	82,567
Series 2004-A, Class B11 [1,2,5]	14.75	02/10/36	580	85,027
Washington Mutual
Series 2003-S3, Class CB5 [2,6]	5.42	06/25/33	620	187,737
Series 2003-S3, Class CB6 [2]	5.42	06/25/33	620	43,374

Total Subordinated Collateralized Mortgage Obligations
(Cost - $9,282,681)				1,680,296

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $9,282,681)				1,680,296

			Shares
PREFERRED SECURITIES - 1.6%
Strategic Hotel Capital, Inc.
Series A, 8.50% (REIT) [1,5]
(Cost $719,512)			28,154	532,288

Total Investments - 84.3%
(Cost - $146,702,538)				27,370,291
Other Assets in Excess of Liabilities - 15.7%				5,094,357

NET ASSETS - 100.0%				$32,464,648

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2010

The following notes should be read in conjunction with the accompanying Portfolio of Investments

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2010, the total value of all such investments was $17,874,589, or 55.06% of net assets.

2	—	Variable Rate Security - Interest Rate shown is the rate in effect as of April 30, 2010.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of April 30, 2010, the total value of all such securities was $1,636,355, or 5.04% of net assets.

7	—	Investment in subprime security. As of April 30, 2010, the total value of all such investments was $68,589, or 0.21% of net assets.

8	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.

CDO — Collateralized Debt Obligation.
REIT — Real Estate Investment Trust.

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information of securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—	—	—	—
Level 3 – Significant Unobservable Inputs	1,575,937	23,581,770	1,680,296	532,288	27,370,291

Total	$1,575,937	$23,581,770	$1,680,296	$532,288	$27,370,291

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Preferred Securities	Total
Balance as of July 31, 2009	$1,551,296	$27,295,655	$2,089,482	$2,336	$148,690	$31,087,459
Accrued Discounts	11,532	3,080,668	12,998	1,214	—	3,106,412
Realized Loss	—	(6,869,403)	(1,862,531)	(168,801)	—	(8,900,735)
Change in Unrealized Appreciation (Depreciation)	77,519	5,836,668	2,111,285	193,274	383,598	8,602,344
Net Sales	(64,410)	(5,761,818)	(670,938)	(28,023)	—	(6,525,189)

Balance as of April 30, 2010	$1,575,937	$23,581,770	$1,680,296	$—	$532,288	$27,370,291

Change in unrealized gains or losses relating to assets still held at reporting date:	$77,519	$276,289	$429,339	$—	$383,598	$1,166,745

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at April 30, 2010 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$146,702,538	$2,269,583	($121,601,830)	($119,332,247)

Designation of Restricted Illiquid Securities

From time to time, the Fund may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2010, the Fund held restricted securities as shown in the table below that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2002-PB2, Class K	6.29%	06/11/35	10/20/04	$1,535,146	$1,275,978	3.9%
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class F	5.22	12/10/42	12/16/04	1,895,205	865,603	2.7
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	594,831	37,308	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class K	5.48	05/10/45	06/12/06	916,638	52,147	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48	05/10/45	06/12/06	945,277	36,059	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	588,238	7,857	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,088,374	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	995,381	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	2,771,497	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,418,038	160,810	0.5
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,010,926	45,752	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	454,909	5,251	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,372,028	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	497,953	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	448,217	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,369,929	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,479,965	—	0.0
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	223,199	96,298	0.3

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bear Stearns Commercial Mortgage Securities Series 2004-PWR5, Class F	5.48%	07/11/42	10/06/04	$2,650,017	$1,172,922	3.6%
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class F	5.44	11/11/41	12/08/04	1,713,025	490,763	1.5
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class L	4.66	09/11/42	09/14/05	3,097,708	41,551	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class J	5.26	09/11/41	09/13/06- 05/02/07	2,152,643	243,596	0.8
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class K	5.26	09/11/41	09/13/06	263,718	27,864	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,496,637	170,725	0.5
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,102,588	117,075	0.4
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class N	5.26	09/11/41	09/13/06	611,889	57,089	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class O	5.26	09/11/41	09/13/06	958,247	32,816	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class P	5.26	09/11/41	09/13/06	2,895,107	81,453	0.3
CD 2006 CD2 Series 2006-CD2, Class K	5.09	01/15/46	09/21/06	1,114,644	12,330	0.0
CD 2006 CD2 Series 2006-CD2, Class L	5.09	01/15/46	09/21/06	791,641	—	0.0
CD 2006 CD2 Series 2006-CD6, Class M	5.09	01/15/46	09/21/06	1,190,967	—	0.0
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G	5.22	07/15/44	11/03/05	3,624,523	1,279,186	3.9
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class L	5.06	12/10/46	12/13/06	1,536,389	12,506	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class M	5.06	12/10/46	12/13/06	1,520,114	8,337	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class N	5.06	12/10/46	12/13/06	341,080	1,041	0.0
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class L	5.24	12/10/49	08/07/07	2,605,688	197,795	0.6
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class M	5.24	12/10/49	08/07/07	994,054	76,858	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class N	5.24	12/10/49	08/07/07	960,126	82,170	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	766,881	54,152	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,225,252	78,590	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	470,828	28,840	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	3,004,532	81,772	0.3
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class J	4.23	05/15/38	06/17/03	842,250	299,178	0.9
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class J	4.78	07/15/36	11/30/05	191,034	3,828	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class L	5.24	02/15/39	03/07/06	1,145,190	94,985	0.3
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class M	5.24	02/15/39	03/07/06	787,525	60,171	0.2

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24%	02/15/39	03/07/06	$760,003	$53,891	0.2%
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	237,762	17,058	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	226,387	12,811	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	406,062	23,080	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,050,856	53,807	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	431,448	7,061	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	689,080	6,447	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	989,834	9,173	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	899,365	7,842	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,278,478	9,084	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,434,347	6,030	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	3,735,130	1,093	0.0
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.01	03/19/35	02/11/05	251,272	2,557	0.0
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class K	5.08	01/12/37	11/30/05	1,156,875	49,108	0.2
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class L	5.08	01/12/37	11/30/05	776,782	27,198	0.1
JP Morgan Commercial Mortgage Finance Corp. Series 2005-LDP5, Class J	5.35	12/15/44	12/16/05	3,264,935	995,206	3.1
JP Morgan Commercial Mortgage Finance Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	3,723,142	41,543	0.1
LB-UBS Commercial Mortgage Trust Series 2001-C7, Class L	5.87	11/15/33	12/05/01	2,290,768	1,288,579	4.0
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class M	5.68	07/15/35	11/30/05	661,792	269,428	0.8
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class N	5.68	07/15/35	11/30/05	1,045,769	415,492	1.3
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class G	5.15	02/15/40	01/31/05	3,252,280	1,258,844	3.9
LNR CDO Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	2,833,000	—	0.0
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J	5.70	07/12/34	11/30/05	1,688,798	752,670	2.3
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	531,444	15,313	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	377,227	4,428	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	364,382	2,493	0.0
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,388,352	1,184,400	3.6
Resix Financial Limited Series 2004-A, Class B8	5.25	02/10/36	03/24/07	507,225	197,818	0.6
Resix Financial Limited Series 2004-A, Class B11	14.80	02/10/36	03/09/04	579,653	85,027	0.3
Resix Financial Limited Series 2005-A, Class B10	8.75	03/10/37	03/10/05	736,017	42,083	0.1
Resix Financial Limited Series 2005-A, Class B9	6.00	03/10/37	03/10/05	943,570	61,632	0.2
Resix Financial Limited Series 2005-D, Class B10	9.75	12/15/37	12/09/05	1,032,043	61,922	0.2
Resix Financial Limited Series 2005-D, Class B11	11.84	12/15/37	12/09/05	1,376,118	82,567	0.3

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Resix Financial Limited Series 2005-D, Class B9	8.25%	12/15/37	12/09/05	$2,064,086	$139,326	0.4%
Sail Net Interest Margin Notes Series 2003-3, Class A	7.75	04/27/33	05/21/03	77,451	—	0.0
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	27,939	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	47	0.0
Strategic Hotel Capital, Inc. Series A, 8.5% (REIT)	0.00	01/00/00	11/30/05	719,512	532,288	1.6
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.00/6.50	11/25/33	02/18/04	242,080	20,692	0.1
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	129,884	10,704	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class L	4.94	11/15/34	11/30/05	1,333,830	816,700	2.5
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	785,151	339,468	1.1
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	678,343	247,675	0.8
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	523,965	186,034	0.6
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	4,062,347	641,466	2.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class J	4.70	04/15/42	05/04/05- 11/30/05	862,626	66,236	0.2
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class K	4.70	04/15/42	05/04/05- 11/30/05	1,125,595	45,511	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class L	4.70	04/15/42	05/04/05	515,396	6,024	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	326,366	2,008	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	382,061	1,224	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class K	5.07	11/15/48	12/13/06	943,451	42,773	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class L	5.07	11/15/48	12/13/06	616,799	26,820	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class M	5.07	11/15/48	12/13/06	528,029	13,402	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	655,081	12,977	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,354,400	18,615	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,311,392	9,470	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,774,115	21,312	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	2,248,165	102,666	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class M	5.13	04/15/47	05/11/07	474,149	20,482	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,662,692	43,416	0.1

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13%	04/15/47	05/11/07	$926,744	$21,749	0.1%
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	887,021	18,744	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	841,748	15,620	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	335,852	7,102	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	681,974	7,140	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,157,539	555	0.0

					$17,874,589	55.1%

Subsequent Events

On April 30, 2010, the investment advisory agreement between the Fund and Brookfield Investment Management Inc. expired. By unanimous consent, the Board considered and approved an Interim Investment Advisory Agreement, whereby Six50 Capital Management LLC would become the new investment adviser and administrator for the Fund, to be effective as of 12:01 Eastern Daylight Time on May 1, 2010. The Interim Investment Advisory Agreement has a term of 150 days or until the earlier date on which a new advisory agreement is entered into.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	650 HIGH INCOME FUND, INC.

by (Signature and Title):	/s/ Clifford E. Lai
Clifford E. Lai,
President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Clifford E. Lai
Clifford E. Lai,
President

Date: June 29, 2010

by (Signature and Title):	/s/ Joseph W. McSherry
Joseph W. McSherry,
Treasurer

Date: June 29, 2010